UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical)	Mar. 21, 2023 USD ($)	May 24, 2022	May 11, 2022	Sep. 29, 2023 USD ($)	Sep. 28, 2023 USD ($)	Mar. 20, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 05, 2023 USD ($)	May 25, 2022 USD ($)
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Authorized capital	$ 60,000			$ 9,600,000	$ 60,000	$ 50,000	$ 60,000	$ 50,000	$ 50,000
Share consolidation ratio	6	3.2	3.2